Document and Entity Information	Dec. 01, 2020
Risk/Return:
Document Type	497
Document Period End Date	Oct. 31, 2019
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Dec. 01, 2020
Document Effective Date	Dec. 01, 2020
Prospectus Date	Mar. 01, 2020
Entity Inv Company Type	N-1A
Eaton Vance Government Opportunities Fund | Class A
Risk/Return:
Trading Symbol	EVGOX
Eaton Vance Government Opportunities Fund | Class C
Risk/Return:
Trading Symbol	ECGOX
Eaton Vance Government Opportunities Fund | Class I
Risk/Return:
Trading Symbol	EIGOX
Eaton Vance Government Opportunities Fund | Class R
Risk/Return:
Trading Symbol	ERGOX